TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	€ 5,349	€ 9,122
E U R [Member]
IfrsStatementLineItems [Line Items]
Total	1,391	3,524
ILS [Member]
IfrsStatementLineItems [Line Items]
Total	228	470
ARS [Member]
IfrsStatementLineItems [Line Items]
Total	158	590
USD [Member]
IfrsStatementLineItems [Line Items]
Total	428	183
MXN [Member]
IfrsStatementLineItems [Line Items]
Total	1,956	3,672
COP [Member]
IfrsStatementLineItems [Line Items]
Total	€ 1,188	€ 683